SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net change in non-cash working capital items:
Accounts payable and accrued liabilities	$ (136,244)	$ 708,055	$ (401,754)
Inventory	(2,564,647)	(40,743)	(234,031)
Amounts due to related parties	1,189	42,007	(34,034)
Current taxes recoverable	(2,828,570)	(1,323,465)	(776,231)
Amounts receivable	(1,584,985)	(354,697)	(480,960)
Prepaid expenses and other assets	(1,671,939)	(114,703)	(150,016)
Current taxes payable	(291,907)	(14,524)	(24,247)
Net change in non-cash working capital items	$ (9,077,103)	$ (1,098,070)	$ (2,101,273)